Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

October 29, 2010

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: James O’Connor

RE:         Voyageur Mutual Funds II (the “Registrant”)
File Nos. 811-04989; 033-11495

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 39 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Registrant is filing this Amendment for the purpose of revising disclosure to conform to changes to Form N-1A, including compliance with the new summary prospectus requirements.

The prospectus and statement of additional information contained in this amendment relate to five registrants:  the Registrant, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds and Voyageur Tax Free Funds.  Separate post-effective amendments, each of which includes this common prospectus and statement of additional information (and each of which includes its own Part C) are being filed today by Voyageur Insured Funds (File Nos. 811-04973/033-11235), Voyageur Intermediate Tax Free Funds (811-04364/002-99266), Voyageur Mutual Funds (File Nos. 811-07742; 033-63238), and Voyageur Tax Free Funds (File Nos. 811-03910/002-87910).

On or prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of:  (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectus and the statement of additional information.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Sincerely,

/s/Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:           Emilia P. Wang
Bruce G. Leto